Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted Average Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2019	5%	46%	2%	6
2018	5%	46%	2%	6
2017	5%	45%	2%	6

Stock Option Transactions under Various Stock-Based Employee Compensation Plans
Information regarding the 1996 Plan for the year ended December 31, 2019 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	836,859	$49.65
Granted	117,000	76.92
Exercised	(340,684)	43.98
Forfeited	(4,800)	61.23
Expired	—	—

Outstanding, end of year	608,375	57.97	5.71

Exercisable at end of year	401,375	50.64	4.31

Summary of ESPP Share Activity
The following is a summary of 2019 ESPP share activity for the six months ended June 30, 2020:

Shares
Available for future purchases, January 1, 2020	438,434
Additional shares reserved under 2019 ESPP	86,093
Purchases	(89,848)

Available for future purchases, June 30, 2020	434,679

The following is a summary of 2009 and 2019 ESPP share activity for the year ended December 31, 2019:

Shares
Available for future purchases, January 1, 2019	183,244
Additional shares reserved under 2009 ESPP	85,162
Additional shares reserved under 2019 ESPP	300,000
Purchases	(129,972)

Available for future purchases, December 31, 2019	438,434